Convertible Preferred Stock and Stockholders’ Equity (Tables)	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Schedule of Preferred Stock
As of December 31, 2018, the Company had the following preferred stock outstanding (in thousands, except share and per share data):

	As of December 31, 2018
Series	Issue Date	Shares Authorized	Shares Issued and Outstanding	Carrying Amount	Aggregate Liquidation Preference	Issuance Price Per Share
Series A convertible preferred stock (“Series A”)	April and June 2010	2,690,403	2,690,403	$448	$448	$0.1667
Series A-1 convertible preferred stock (“Series A-1”)	October 2010	1,600,000	1,600,000	800	800	0.5000
Series B convertible preferred stock (“Series B”)	February 2011	6,108,000	6,108,000	9,961	9,999	1.6370
Series B-1 convertible preferred stock (“Series B-1”)	June 2014	2,492,570	2,449,700	9,663	9,714	3.9655
Series C convertible preferred stock (“Series C”)	February 2016	6,989,863	6,989,863	41,799	42,000	6.0087
Series D convertible preferred stock (“Series D”)	December 2018	2,176,297	2,176,297	40,305	40,500	18.6096
Total all series		22,057,133	22,014,263	$102,976	$103,461